Significant Accounting Policies - Summary of Reconciliation Between IFRS and IFRS-EU (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018	[2]	Dec. 31, 2016
Disclosure of changes in accounting estimates [line items]
Equity	€ 24,441	€ 22,542	[1]	€ 24,079	[2]	€ 24,079		€ 24,341
Shareholders' equity, adjustment of EU 'IAS 39' carve-out	774	399		368
Shareholders' equity, tax effect of the adjustment	(167)	(81)		(83)
Shareholders' equity, effect of the adjustment after tax	607	318		285
Net income, adjustment of EU 'IAS 39' carve-out	375	31		(142)
Net income, tax effect of the adjustment	(86)	3		34
Net income, effect of the adjustment after tax	289	34		(108)
In accordance with IFRS [member]
Disclosure of changes in accounting estimates [line items]
Equity	21,850	19,200		20,266
Net income	1,239	711		2,469
In accordance with IFR5-EU [member]
Disclosure of changes in accounting estimates [line items]
Equity	22,457	19,518		20,550
Net income	€ 1,528	€ 744		€ 2,361

[1]	See note 2.1.1 for details about the impact of adopting IFRS 16 on Leases and note 2.1.2 for details about the impact of voluntary change in accounting policy on Liability Adequacy Testing
[2]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.